Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest income
Interest and fees on loans	$ 21,203,038	$ 21,242,577
Interest on debt securities
Taxable	533,018	357,437
Tax-exempt	992,413	996,387
Dividends	82,444	75,469
Interest on federal funds sold and overnight deposits	10,418	72,493
Total interest income	22,821,331	22,744,363
Interest expense
Interest on deposits	3,408,441	4,064,057
Interest on federal funds purchased and other borrowed funds	355,377	415,647
Interest on repurchase agreements	144,244	141,667
Interest on junior subordinated debentures	974,257	974,257
Total interest expense	4,882,319	5,595,628
Net interest income	17,939,012	17,148,735
Provision for loan losses	1,000,000	1,000,000
Net interest income after provision for loan losses	16,939,012	16,148,735
Non-interest income
Service fees	2,348,219	2,339,674
Income from sold loans	1,827,045	1,337,100
Other income from loans	899,849	722,554
Net realized gains on sale of securities available-for-sale	351,301	0
Other income	762,546	802,841
Total non-interest income	6,188,960	5,202,169
Non-interest expense
Salaries and wages	6,178,891	5,841,453
Employee benefits	2,110,498	2,170,862
Occupancy expenses, net	3,295,752	3,068,071
FHLB prepayment fee	306,338	0
FDIC insurance	389,909	439,306
Amortization of core deposit intangible	340,870	426,086
Other expenses	6,244,512	5,587,304
Total non-interest expense	18,866,770	17,533,082
Income before income taxes	4,261,202	3,817,822
Income tax (benefit) expense	(139,488)	234,276
Net income	$ 4,400,690	$ 3,583,546
Earnings per common share	$ 0.88	$ 0.73
Weighted average number of common shares used in computing earnings per share	4,769,645	4,674,806
Dividends declared per common share	$ 0.56	$ 0.56
Book value per share on common shares outstanding at December 31	8.49	8.13